Cover	Dec. 26, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 26, 2025
Entity File Number	001-42692
Entity Registrant Name	Blue Water Acquisition Corp. III
Entity Central Index Key	0002050501
Entity Tax Identification Number	33-2301550
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1012 Springfield Avenue
Entity Address, City or Town	Mountainside
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07092
City Area Code	201
Local Phone Number	985-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	BLUWU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	BLUW
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	BLUWW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 E. Putnam Avenue
Entity Address, Address Line Two	Suite 363
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830